Basic and diluted net earnings per share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share, Basic and Diluted [Abstract]
Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Net earnings attributable to shareholders of APUC	$286,219	$156,625	$222,422	$243,031
Series A preferred shares dividend	1,107	1,158	2,282	2,323
Series D preferred shares dividend	910	951	1,875	1,892
Net earnings attributable to common shareholders of APUC – basic and diluted	$284,202	$154,516	$218,265	$238,816
Weighted average number of shares
Basic	529,440,246	493,071,189	527,634,250	491,811,210
Effect of dilutive securities	4,812,876	4,656,910	4,920,714	3,291,211
Diluted	534,253,122	497,728,099	532,554,964	495,102,421